Other Liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other Liabilities

Other Current Liabilities

		December 31,
($ in millions)	Notes	2025	2024
Current financial liabilities		149	152
Employee compensation		67	77
Accrued expenses		41	51
Contract liabilities	4	39	36
Accrued interest payable		36	66
Customer refund liability		30	36
Operating lease liability	11	25	24
Taxes other than income taxes		20	52
Restructuring	12	15	18
Income taxes payable		14	42
Derivative liability	8	3	48
Other		69	17
		508	619

Other Non-Current Liabilities

		December 31,
($ in millions)	Notes	2025	2024
Reserve for uncertain tax positions		51	38
Restructuring	12	34	28
Contract liabilities	4	23	25
Other		48	34
		156	125